UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09013

Investment Company Act File Number

Eaton Vance Senior Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

March 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Senior Income Trust

March 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 138.4%(1)

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 2.6%
BE Aerospace, Inc.
Term Loan, 4.03%, Maturing December 16, 2021		469	$471,067
IAP Worldwide Services, Inc.
Revolving Loan, 1.38%, Maturing July 18, 2018(2)		161	159,069
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		216	173,180
Silver II US Holdings, LLC
Term Loan, 4.15%, Maturing December 13, 2019		1,594	1,507,579
TransDigm, Inc.
Term Loan, 4.12%, Maturing February 28, 2020		1,238	1,239,373
Term Loan, 4.14%, Maturing June 4, 2021		875	874,612
Term Loan, 3.98%, Maturing June 9, 2023		2,095	2,087,797
Wesco Aircraft Hardware Corp.
Term Loan, 3.99%, Maturing October 4, 2021		463	461,195

			$6,973,872

Automotive — 3.1%
Allison Transmission, Inc.
Term Loan, 2.99%, Maturing September 23, 2022		1	$727
American Axle and Manufacturing, Inc.
Term Loan, Maturing April 6, 2024(4)		1,475	1,479,303
CS Intermediate Holdco 2, LLC
Term Loan, 3.90%, Maturing October 26, 2023		335	338,330
Dayco Products, LLC
Term Loan, 5.30%, Maturing December 12, 2019		461	465,357
FCA US, LLC
Term Loan, 3.39%, Maturing December 31, 2018		604	607,020
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		1,901	1,897,685
Horizon Global Corporation
Term Loan, 7.00%, Maturing June 30, 2021		187	190,017
Lumileds Holding B.V.
Term Loan, Maturing February 27, 2024(4)		525	531,562
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		1,008	1,011,275
Sage Automotive Holdings, Inc.
Term Loan, 6.00%, Maturing October 27, 2022		349	350,871
TI Group Automotive Systems, LLC
Term Loan, 3.73%, Maturing June 30, 2022		566	570,269
Term Loan, 3.75%, Maturing June 30, 2022	EUR	369	398,318
Tower Automotive Holdings USA, LLC
Term Loan, 3.63%, Maturing March 7, 2024		319	318,728
Visteon Corporation
Term Loan, 3.35%, Maturing March 25, 2024		306	307,973

			$8,467,435

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value
Beverage and Tobacco — 0.6%
9941762 Canada, Inc.
Term Loan, 4.89%, Maturing December 15, 2023		1,047	$1,059,158
Flavors Holdings, Inc.
Term Loan, 6.90%, Maturing April 3, 2020		328	285,469
Term Loan - Second Lien, 11.15%, Maturing October 3, 2021(3)		500	312,500
Jacobs Douwe Egberts International B.V.
Term Loan, 3.00%, Maturing July 2, 2022	EUR	46	50,055

			$1,707,182

Brokerage/Securities Dealers/Investment Houses — 0.9%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing November 23, 2020		475	$479,457
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021		1,199	1,141,982
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 9.79%, Maturing March 3, 2023		125	125,625
Salient Partners L.P.
Term Loan, 9.52%, Maturing May 19, 2021		365	349,920
Virtus Investment Partners, Inc.
Term Loan, Maturing February 28, 2024(4)		250	253,750

			$2,350,734

Building and Development — 3.2%
American Bath Group, LLC
Term Loan, 6.40%, Maturing September 30, 2023		398	$401,731
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.73%, Maturing October 31, 2023		1,400	1,407,875
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019		490	494,900
CPG International, Inc.
Term Loan, 4.90%, Maturing September 30, 2020		935	941,884
DTZ U.S. Borrower, LLC
Term Loan, 4.30%, Maturing November 4, 2021		1,897	1,911,117
Henry Company, LLC
Term Loan, 5.50%, Maturing October 5, 2023		150	151,776
Quikrete Holdings, Inc.
Term Loan, 4.23%, Maturing November 15, 2023		1,247	1,261,422
RE/MAX International, Inc.
Term Loan, 3.90%, Maturing December 15, 2023		917	920,720
Summit Materials Companies I, LLC
Term Loan, 3.73%, Maturing July 17, 2022		295	297,974
WireCo WorldGroup, Inc.
Term Loan, 6.50%, Maturing September 30, 2023		274	276,589
Term Loan - Second Lien, 10.00%, Maturing September 30, 2024		650	654,469

			$8,720,457

Business Equipment and Services — 11.8%
Acosta Holdco, Inc.
Term Loan, 4.29%, Maturing September 26, 2021		1,477	$1,389,522
AlixPartners, LLP
Term Loan, 4.00%, Maturing July 28, 2022		992	999,795
Term Loan, Maturing April 29, 2024(4)		925	930,781

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		607	$585,682
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020		387	388,902
Camelot UK Holdco Limited
Term Loan, 4.75%, Maturing October 3, 2023		547	549,713
Cast and Crew Payroll, LLC
Term Loan, 4.65%, Maturing August 12, 2022		200	200,747
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		216	216,157
Change Healthcare Holdings, Inc.
Term Loan, 3.75%, Maturing March 1, 2024		3,150	3,159,189
Corporate Capital Trust, Inc.
Term Loan, 4.44%, Maturing May 20, 2019		461	462,178
CPM Holdings, Inc.
Term Loan, 5.25%, Maturing April 11, 2022		123	125,071
Crossmark Holdings, Inc.
Term Loan, 4.65%, Maturing December 20, 2019		705	539,356
Education Management, LLC
Term Loan, 5.51%, Maturing July 2, 2020(3)		135	95,523
Term Loan, 8.51%, Maturing July 2, 2020(3)		256	0
EIG Investors Corp.
Term Loan, 6.53%, Maturing November 9, 2019		2,227	2,245,075
Term Loan, 6.04%, Maturing February 9, 2023		1,477	1,489,583
Extreme Reach, Inc.
Term Loan, 7.28%, Maturing February 7, 2020		1,146	1,160,696
First Data Corporation
Term Loan, 3.98%, Maturing July 10, 2022		1,236	1,247,580
Garda World Security Corporation
Term Loan, 4.75%, Maturing November 6, 2020	CAD	1,006	726,305
Term Loan, 4.00%, Maturing November 7, 2020		998	1,001,448
Global Payments, Inc.
Term Loan, 3.48%, Maturing April 22, 2023		168	169,310
IG Investment Holdings, LLC
Term Loan, 6.15%, Maturing October 29, 2021		938	946,711
Information Resources, Inc.
Term Loan, 5.25%, Maturing January 18, 2024		400	405,562
ION Trading Finance Limited
Term Loan, 4.00%, Maturing August 11, 2023	EUR	510	550,027
Term Loan, 4.15%, Maturing August 11, 2023		1,011	1,010,752
J.D. Power and Associates
Term Loan, 5.25%, Maturing September 7, 2023		945	952,339
KAR Auction Services, Inc.
Term Loan, 4.19%, Maturing March 11, 2021		1,337	1,347,716
Kronos Incorporated
Term Loan, 5.03%, Maturing November 1, 2023		2,843	2,862,420
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		426	414,528
Monitronics International, Inc.
Term Loan, 6.65%, Maturing September 30, 2022		1,104	1,117,819
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020		625	627,388
Prime Security Services Borrower, LLC
Term Loan, 4.25%, Maturing May 2, 2022		1,319	1,332,731

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value
Spin Holdco, Inc.
Term Loan, 4.29%, Maturing November 14, 2019		1,553	$1,555,868
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		255	257,210
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.29%, Maturing September 2, 2021		550	554,747
Vestcom Parent Holdings, Inc.
Term Loan, 5.25%, Maturing December 19, 2023		249	251,557
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		125	125,490

			$31,995,478

Cable and Satellite Television — 4.9%
Altice US Finance I Corporation
Term Loan, 3.98%, Maturing January 15, 2025		574	$575,713
Charter Communications Operating, LLC
Term Loan, 3.23%, Maturing January 15, 2024		990	996,119
CSC Holdings, LLC
Term Loan, 3.94%, Maturing October 11, 2024		1,746	1,744,897
MCC Iowa, LLC
Term Loan, 3.70%, Maturing June 30, 2021		413	417,123
Numericable Group S.A.
Term Loan, 4.00%, Maturing July 31, 2023	EUR	346	368,727
Numericable U.S., LLC
Term Loan, 5.29%, Maturing January 15, 2024		397	399,531
Radiate Holdco, LLC
Term Loan, 3.98%, Maturing February 1, 2024		350	352,219
Telenet International Finance S.a.r.l.
Term Loan, 3.91%, Maturing January 31, 2025		950	955,566
UPC Financing Partnership
Term Loan, 3.66%, Maturing April 15, 2025		1,275	1,280,578
Virgin Media Bristol, LLC
Term Loan, 3.66%, Maturing January 31, 2025		3,250	3,262,187
Ziggo Secured Finance B.V.
Term Loan, 3.00%, Maturing April 15, 2025	EUR	1,075	1,147,321
Ziggo Secured Finance Partnership
Term Loan, 3.41%, Maturing April 15, 2025		1,700	1,701,821

			$13,201,802

Chemicals and Plastics — 6.8%
Alpha 3 B.V.
Term Loan, 4.15%, Maturing January 31, 2024		275	$276,719
Aruba Investments, Inc.
Term Loan, 4.65%, Maturing February 2, 2022		447	448,353
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.65%, Maturing February 1, 2023		1,290	1,302,663
Chemours Company (The)
Term Loan, 6.00%, Maturing May 12, 2022		234	234,782
Term Loan, Maturing May 12, 2022(4)	EUR	325	348,010
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		240	242,223
Term Loan - Second Lien, 8.75%, Maturing August 1, 2022		275	275,459

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value
Ferro Corporation
Term Loan, 3.54%, Maturing February 14, 2024		200	$201,625
Flint Group GmbH
Term Loan, 4.00%, Maturing September 7, 2021		73	72,887
Flint Group US, LLC
Term Loan, 4.00%, Maturing September 7, 2021		439	440,908
GCP Applied Technologies, Inc.
Term Loan, 4.40%, Maturing February 3, 2022		272	275,483
Gemini HDPE, LLC
Term Loan, 4.04%, Maturing August 7, 2021		804	813,947
Huntsman International, LLC
Term Loan, 3.73%, Maturing October 1, 2021		398	401,978
Term Loan, 3.98%, Maturing April 1, 2023		920	930,729
Ineos Finance PLC
Term Loan, 3.25%, Maturing March 31, 2022	EUR	221	235,112
Ineos US Finance, LLC
Term Loan, 3.73%, Maturing March 31, 2022		343	345,103
Term Loan, 3.73%, Maturing April 1, 2024		324	326,011
Kraton Polymers, LLC
Term Loan, 5.00%, Maturing January 6, 2022		1,144	1,156,635
Kronos Worldwide, Inc.
Term Loan, 4.15%, Maturing February 18, 2020		146	145,803
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		525	531,058
Term Loan, 5.00%, Maturing June 7, 2023		1,659	1,674,691
Minerals Technologies, Inc.
Term Loan, 3.29%, Maturing February 14, 2024		480	486,900
Orion Engineered Carbons GmbH
Term Loan, 3.75%, Maturing July 25, 2021	EUR	396	428,757
Term Loan, 4.15%, Maturing July 25, 2021		492	496,542
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		339	331,288
PolyOne Corporation
Term Loan, 3.13%, Maturing November 12, 2022		247	249,345
PQ Corporation
Term Loan, 5.29%, Maturing November 4, 2022		1,067	1,079,526
Solenis International L.P.
Term Loan, 4.30%, Maturing July 31, 2021		145	145,624
Term Loan, 4.50%, Maturing July 31, 2021	EUR	463	501,627
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		31	31,260
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		176	177,141
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		147	149,079
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.65%, Maturing March 19, 2020		1,465	1,476,198
Univar, Inc.
Term Loan, 3.73%, Maturing July 1, 2022		1,576	1,579,990
Zep, Inc.
Term Loan, 5.00%, Maturing June 26, 2022		663	673,135

			$18,486,591

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value
Clothing/Textiles — 0.3%
Ascena Retail Group, Inc.
Term Loan, 5.50%, Maturing August 21, 2022		986	$893,256

			$893,256

Conglomerates — 0.3%
Bestway UK Holdco Limited
Term Loan, 4.76%, Maturing October 6, 2021	GBP	551	$695,018

			$695,018

Containers and Glass Products — 3.0%
Berry Plastics Group, Inc.
Term Loan, 3.50%, Maturing October 1, 2022		446	$450,431
BWAY Holding Company
Term Loan, Maturing April 3, 2024(4)		475	474,703
Flex Acquisition Company, Inc.
Term Loan, 4.25%, Maturing December 29, 2023		1,625	1,638,712
Horizon Holdings III SAS
Term Loan, 3.75%, Maturing December 22, 2022	EUR	800	859,219
Libbey Glass, Inc.
Term Loan, 3.85%, Maturing April 9, 2021		183	184,357
Pelican Products, Inc.
Term Loan, 5.40%, Maturing April 10, 2020		420	420,276
Reynolds Group Holdings, Inc.
Term Loan, 3.98%, Maturing February 5, 2023		2,535	2,548,531
SIG Combibloc Purchase Co. S.a.r.l.
Term Loan, 3.75%, Maturing March 13, 2022	EUR	956	1,029,775
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.00%, Maturing March 13, 2022		571	574,821

			$8,180,825

Cosmetics/Toiletries — 0.7%
Coty, Inc.
Term Loan, 3.31%, Maturing October 27, 2022		421	$423,390
Galleria Co.
Term Loan, 3.81%, Maturing September 29, 2023		825	831,703
KIK Custom Products, Inc.
Term Loan, 5.65%, Maturing August 26, 2022		551	557,420

			$1,812,513

Drugs — 6.7%
Albany Molecular Research, Inc.
Term Loan, 6.01%, Maturing July 16, 2021		717	$724,085
Alkermes, Inc.
Term Loan, 3.58%, Maturing September 25, 2021		191	193,394
AMAG Pharmaceuticals, Inc.
Term Loan, 4.75%, Maturing August 13, 2021		486	486,839
Amneal Pharmaceuticals, LLC
Term Loan, 4.65%, Maturing November 1, 2019		1,493	1,498,091
Arbor Pharmaceuticals, Inc.
Term Loan, 6.15%, Maturing July 5, 2023		1,461	1,488,302

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		956	$958,353
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 4.00%, Maturing September 26, 2022		1,284	1,285,979
Horizon Pharma, Inc.
Term Loan, 4.75%, Maturing March 15, 2024		1,646	1,658,345
Jaguar Holding Company II
Term Loan, 4.33%, Maturing August 18, 2022		3,303	3,317,467
Mallinckrodt International Finance S.A.
Term Loan, 3.90%, Maturing September 24, 2024		1,404	1,406,130
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.57%, Maturing April 1, 2022		5,233	5,253,397

			$18,270,382

Ecological Services and Equipment — 1.3%
Advanced Disposal Services, Inc.
Term Loan, 3.70%, Maturing November 10, 2023		1,009	$1,017,345
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		1,581	1,602,991
GFL Environmental, Inc.
Term Loan, 4.75%, Maturing September 27, 2023	CAD	721	543,127
Term Loan, 3.90%, Maturing September 29, 2023		448	449,709

			$3,613,172

Electronics/Electrical — 13.0%
Answers Corporation
Term Loan, 0.00%, Maturing October 3, 2021(5)		1,785	$848,105
Applied Systems, Inc.
Term Loan, 4.40%, Maturing January 25, 2021		546	549,012
Aptean, Inc.
Term Loan, 6.00%, Maturing December 20, 2022		875	886,758
Avast Software B.V.
Term Loan, 4.40%, Maturing September 30, 2023		963	962,812
Campaign Monitor Finance Pty. Limited
Term Loan, 6.40%, Maturing March 18, 2021		332	323,554
CommScope, Inc.
Term Loan, 3.48%, Maturing December 29, 2022		395	397,607
Cypress Semiconductor Corporation
Term Loan, 4.58%, Maturing July 5, 2021		512	517,474
Electrical Components International, Inc.
Term Loan, 5.90%, Maturing May 28, 2021		1,057	1,065,924
Electro Rent Corporation
Term Loan, 6.00%, Maturing January 19, 2024		599	605,483
Entegris, Inc.
Term Loan, 3.23%, Maturing April 30, 2021		114	114,357
Excelitas Technologies Corp.
Term Loan, 6.15%, Maturing October 31, 2020		406	405,902
Eze Castle Software, Inc.
Term Loan, 4.15%, Maturing April 6, 2020		1,344	1,348,984
Go Daddy Operating Company, LLC
Term Loan, 0.00%, Maturing February 15, 2024(2)		1,469	1,472,525
Term Loan, 3.41%, Maturing February 15, 2024		1,106	1,108,269

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value
Hyland Software, Inc.
Term Loan, 4.23%, Maturing July 1, 2022		863	$871,709
Infoblox, Inc.
Term Loan, 6.00%, Maturing November 1, 2023		725	734,062
Infor (US), Inc.
Term Loan, 3.90%, Maturing February 1, 2022		3,369	3,371,876
Term Loan, Maturing February 1, 2022(4)	EUR	400	430,987
Informatica Corporation
Term Loan, 4.65%, Maturing August 5, 2022		1,632	1,626,261
Lattice Semiconductor Corporation
Term Loan, 5.26%, Maturing March 10, 2021		260	260,418
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 3.86%, Maturing May 7, 2021		392	398,592
MA FinanceCo., LLC
Term Loan, 4.79%, Maturing November 20, 2019		454	457,558
Term Loan, 4.79%, Maturing November 19, 2021		966	974,633
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018		669	672,151
MH Sub I, LLC
Term Loan, 0.00%, Maturing July 8, 2021(2)		106	106,792
Term Loan, 4.75%, Maturing July 8, 2021		194	195,284
Term Loan, 4.75%, Maturing July 8, 2021		609	615,560
Microsemi Corporation
Term Loan, 3.23%, Maturing January 15, 2023		249	250,360
MTS Systems Corporation
Term Loan, 5.08%, Maturing July 5, 2023		622	628,467
Renaissance Learning, Inc.
Term Loan, 4.90%, Maturing April 9, 2021		1,074	1,078,881
Term Loan - Second Lien, 8.15%, Maturing April 11, 2022		125	124,948
Rocket Software, Inc.
Term Loan, 5.40%, Maturing October 14, 2023		572	578,919
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021		97	93,754
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021		2,034	1,875,326
SS&C Technologies, Inc.
Term Loan, 3.23%, Maturing July 8, 2022		71	71,237
Term Loan, 3.23%, Maturing July 8, 2022		827	833,338
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019		996	996,116
Sutherland Global Services, Inc.
Term Loan, 6.15%, Maturing April 23, 2021		415	402,764
Synchronoss Technologies, Inc.
Term Loan, 4.08%, Maturing January 19, 2024		375	374,344
Syncsort Incorporated
Term Loan, 6.40%, Maturing December 9, 2022		349	350,107
Uber Technologies
Term Loan, 5.00%, Maturing July 13, 2023		2,066	2,067,787
Veritas US, Inc.
Term Loan, 6.77%, Maturing January 27, 2023		1,061	1,055,840
VF Holding Corp.
Term Loan, 4.25%, Maturing June 30, 2023		1,095	1,101,927
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing August 26, 2023		349	350,762

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Western Digital Corporation
Term Loan, 3.73%, Maturing April 29, 2023	973	$980,717
Zebra Technologies Corporation
Term Loan, 3.60%, Maturing October 27, 2021	751	758,023

		$35,296,266

Equipment Leasing — 0.8%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.23%, Maturing September 20, 2020	125	$126,529
Term Loan, 3.73%, Maturing March 20, 2022	2,000	2,030,278

		$2,156,807

Financial Intermediaries — 4.8%
Americold Realty Operating Partnership L.P.
Term Loan, 4.75%, Maturing December 1, 2022	193	$196,561
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	976	978,392
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	725	728,625
Citco Funding, LLC
Term Loan, 3.98%, Maturing June 29, 2018	1,494	1,499,725
Term Loan, 3.98%, Maturing March 31, 2022	450	452,531
Coinstar, LLC
Term Loan, 5.25%, Maturing September 27, 2023	249	251,432
Donnelley Financial Solutions, Inc.
Term Loan, 5.00%, Maturing September 30, 2023	236	238,119
Freedom Mortgage Corporation
Term Loan, 6.86%, Maturing February 26, 2022	650	660,562
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	440	441,074
Guggenheim Partners, LLC
Term Loan, 3.73%, Maturing July 21, 2023	572	576,460
Harbourvest Partners, LLC
Term Loan, 3.38%, Maturing February 4, 2021	345	346,669
LPL Holdings, Inc.
Term Loan, Maturing March 10, 2024(4)	650	653,927
NXT Capital, Inc.
Term Loan, 5.50%, Maturing November 22, 2022	1,272	1,285,036
Ocwen Financial Corporation
Term Loan, 6.00%, Maturing December 5, 2020	198	200,010
Quality Care Properties, Inc.
Term Loan, 6.25%, Maturing October 31, 2022	1,272	1,300,031
Sesac Holdco II, LLC
Term Loan, 4.26%, Maturing February 23, 2024	275	275,774
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	1,057	1,067,104
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 18, 2020	2,027	1,752,996

		$12,905,028

Food Products — 4.5%
AdvancePierre Foods, Inc.
Term Loan, 4.00%, Maturing June 2, 2023	722	$731,449

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value
Blue Buffalo Company Ltd.
Term Loan, 3.78%, Maturing August 8, 2019		621	$627,975
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		423	424,246
Del Monte Foods, Inc.
Term Loan, 4.31%, Maturing February 18, 2021		335	278,204
Term Loan - Second Lien, 8.31%, Maturing August 18, 2021		763	511,828
Dole Food Company, Inc.
Term Loan, 4.58%, Maturing November 1, 2018		1,110	1,114,553
High Liner Foods Incorporated
Term Loan, 4.27%, Maturing April 24, 2021		380	380,036
HLF Financing S.a.r.l.
Term Loan, 6.48%, Maturing February 13, 2023		750	748,907
JBS USA, LLC
Term Loan, 3.29%, Maturing October 30, 2022		3,050	3,061,120
Meldrew Participations B.V.
Term Loan, 8.50%, (5.00% Cash, 3.50% PIK), Maturing October 31, 2019	EUR	355	295,650
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(6)	EUR	229	15,914
Nature’s Bounty Co. (The)
Term Loan, 4.65%, Maturing May 5, 2023		1,787	1,797,131
Term Loan, 5.25%, Maturing May 5, 2023	GBP	496	627,783
Oak Tea, Inc.
Term Loan, 3.50%, Maturing July 2, 2022		560	563,560
Pinnacle Foods Finance, LLC
Term Loan, 2.81%, Maturing February 2, 2024		374	376,234
R&R Ice Cream PLC
Term Loan, 3.00%, Maturing September 29, 2023	EUR	500	539,067

			$12,093,657

Food Service — 3.4%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.31%, Maturing February 16, 2024		3,078	$3,088,599
Centerplate, Inc.
Term Loan, 4.82%, Maturing November 26, 2019		244	244,332
Focus Brands, Inc.
Term Loan, 5.00%, Maturing October 3, 2023		182	183,088
Landry’s, Inc.
Term Loan, 4.04%, Maturing October 4, 2023		1,235	1,246,852
Manitowoc Foodservice, Inc.
Term Loan, 4.00%, Maturing March 3, 2023		681	688,549
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018		332	335,201
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.90%, Maturing May 14, 2020		120	121,190
TKC Holdings, Inc.
Term Loan, 4.75%, Maturing February 1, 2023		500	505,078
Weight Watchers International, Inc.
Term Loan, 4.20%, Maturing April 2, 2020		2,561	2,398,360
Yum! Brands, Inc.
Term Loan, 2.98%, Maturing June 16, 2023		473	475,520

			$9,286,769

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Food/Drug Retailers — 2.0%
Albertsons, LLC
Term Loan, 3.98%, Maturing August 22, 2021	630	$633,798
Term Loan, 4.40%, Maturing December 22, 2022	796	801,602
Term Loan, 4.30%, Maturing June 22, 2023	1,748	1,760,756
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	725	728,897
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021	750	753,125
Supervalu, Inc.
Term Loan, 5.50%, Maturing March 21, 2019	748	754,445

		$5,432,623

Forest Products — 0.2%
Expera Specialty Solutions, LLC
Term Loan, 5.75%, Maturing November 3, 2023	498	$501,853

		$501,853

Health Care — 13.9%
Acadia Healthcare Company, Inc.
Term Loan, 3.98%, Maturing February 11, 2022	122	$123,180
ADMI Corp.
Term Loan, 4.80%, Maturing April 30, 2022	246	249,447
Akorn, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	438	443,335
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	778	779,981
Alliance Healthcare Services, Inc.
Term Loan, 4.31%, Maturing June 3, 2019	595	593,233
Auris Luxembourg III S.a.r.l.
Term Loan, 4.15%, Maturing January 17, 2022	368	371,536
Beaver-Visitec International, Inc.
Term Loan, 6.15%, Maturing August 21, 2023	373	373,125
BioClinica, Inc.
Term Loan, 5.25%, Maturing October 20, 2023	324	327,835
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	1,638	1,646,275
CeramTec Acquisition Corporation
Term Loan, 4.30%, Maturing August 30, 2020	15	15,382
CHG Healthcare Services, Inc.
Term Loan, 4.75%, Maturing June 7, 2023	1,040	1,051,535
Community Health Systems, Inc.
Term Loan, 3.80%, Maturing December 31, 2019	1,175	1,169,458
Term Loan, 4.00%, Maturing January 27, 2021	1,680	1,658,614
Concentra, Inc.
Term Loan, 4.06%, Maturing June 1, 2022	238	240,004
Convatec, Inc.
Term Loan, 3.48%, Maturing October 31, 2023	275	277,750
CPI Holdco, LLC
Term Loan, 5.15%, Maturing March 15, 2024	325	327,844
DaVita HealthCare Partners, Inc.
Term Loan, 3.73%, Maturing June 24, 2021	1,532	1,551,512

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	1,034	$1,004,730
Envision Healthcare Corporation
Term Loan, 4.15%, Maturing December 1, 2023	2,968	3,000,948
Faenza Acquisition GmbH
Term Loan, 4.30%, Maturing August 30, 2020	40	40,239
Term Loan, 4.30%, Maturing August 30, 2020	131	131,824
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.90%, Maturing October 28, 2023	995	1,001,468
Global Healthcare Exchange, LLC
Term Loan, 5.25%, Maturing August 15, 2022	517	524,919
Greatbatch Ltd.
Term Loan, 4.50%, Maturing October 27, 2022	1,160	1,162,921
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.19%, Maturing January 31, 2025	1,650	1,656,044
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	800	799,703
Indivior Finance S.a.r.l.
Term Loan, 7.04%, Maturing December 19, 2019	438	440,781
inVentiv Health, Inc.
Term Loan, 4.80%, Maturing November 9, 2023	1,621	1,628,898
Kindred Healthcare, Inc.
Term Loan, 4.56%, Maturing April 9, 2021	705	705,950
Kinetic Concepts, Inc.
Term Loan, Maturing February 2, 2024(4)	1,300	1,300,677
KUEHG Corp.
Term Loan, 5.40%, Maturing August 12, 2022	1,138	1,147,997
Medical Depot Holdings, Inc.
Term Loan, 6.50%, Maturing January 3, 2023	348	337,587
MPH Acquisition Holdings, LLC
Term Loan, 4.90%, Maturing June 7, 2023	1,834	1,859,786
National Mentor Holdings, Inc.
Term Loan, 4.40%, Maturing January 31, 2021	515	516,870
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022	495	495,259
New Millennium Holdco, Inc.
Term Loan, 7.50%, Maturing December 21, 2020	298	154,943
Onex Carestream Finance L.P.
Term Loan, 5.15%, Maturing June 7, 2019	977	944,819
Opal Acquisition, Inc.
Term Loan, 5.09%, Maturing November 27, 2020	1,087	1,020,034
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	1,657	1,647,056
Press Ganey Holdings, Inc.
Term Loan, 4.25%, Maturing October 21, 2023	374	375,582
Quintiles IMS Incorporated
Term Loan, 3.05%, Maturing March 1, 2024	852	858,479
RadNet, Inc.
Term Loan, 4.28%, Maturing June 30, 2023	658	663,472
Select Medical Corporation
Term Loan, 4.50%, Maturing March 6, 2024	800	808,500
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.40%, Maturing May 15, 2022	345	346,043

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value
Team Health Holdings, Inc.
Term Loan, 3.75%, Maturing February 6, 2024		1,000	$997,375
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		962	962,063

			$37,735,013

Home Furnishings — 0.8%
Serta Simmons Bedding, LLC
Term Loan, 4.54%, Maturing November 8, 2023		2,175	$2,187,817

			$2,187,817

Industrial Equipment — 6.8%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		1,144	$1,136,583
Blount International, Inc.
Term Loan, 7.25%, Maturing April 12, 2023		647	653,217
Coherent Holding GmbH
Term Loan, 4.25%, Maturing November 7, 2023	EUR	570	617,799
Delachaux S.A.
Term Loan, 4.65%, Maturing October 28, 2021		199	198,729
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		399	404,484
EWT Holdings III Corp.
Term Loan, 4.90%, Maturing January 15, 2021		442	445,531
Term Loan, 5.65%, Maturing January 15, 2021		272	274,632
Filtration Group Corporation
Term Loan, 4.30%, Maturing November 21, 2020		299	301,980
Gardner Denver, Inc.
Term Loan, 4.56%, Maturing July 30, 2020		3,069	3,066,112
Term Loan, 4.75%, Maturing July 30, 2020	EUR	193	207,115
Gates Global, LLC
Term Loan, 4.40%, Maturing July 6, 2021		2,967	2,975,791
Term Loan, Maturing March 17, 2024(4)	EUR	425	453,390
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		1,352	1,361,548
Milacron, LLC
Term Loan, 3.98%, Maturing September 28, 2023		1,372	1,380,135
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		736	702,574
Paternoster Holding IV GmbH
Term Loan, 6.00%, Maturing March 31, 2022	EUR	450	485,161
Rexnord, LLC
Term Loan, 3.84%, Maturing August 21, 2023		1,869	1,878,637
Signode Industrial Group US, Inc.
Term Loan, 4.06%, Maturing May 1, 2021		471	474,379
STS Operating, Inc.
Term Loan, 4.77%, Maturing February 12, 2021		143	141,452
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		348	348,720
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		490	489,391
Term Loan, Maturing March 29, 2024(4)		275	274,312

			$18,271,672

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Insurance — 4.4%
Alliant Holdings I, Inc.
Term Loan, 4.39%, Maturing August 12, 2022	1,157	$1,166,457
AmWINS Group, Inc.
Term Loan, 4.32%, Maturing January 25, 2024	1,047	1,051,412
AssuredPartners, Inc.
Term Loan, 5.25%, Maturing October 21, 2022	470	473,975
Term Loan - Second Lien, 10.00%, Maturing October 20, 2023	550	558,594
Asurion, LLC
Term Loan, 4.23%, Maturing July 8, 2020	184	185,806
Term Loan, 4.25%, Maturing August 4, 2022	2,464	2,480,207
Term Loan, 4.75%, Maturing November 3, 2023	858	866,108
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	1,100	1,113,062
Cunningham Lindsey U.S., Inc.
Term Loan, 5.03%, Maturing December 10, 2019	1,196	1,070,348
Hub International Limited
Term Loan, 4.03%, Maturing October 2, 2020	1,602	1,610,420
NFP Corp.
Term Loan, 4.65%, Maturing January 8, 2024	200	201,769
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	1,105	1,107,543

		$11,885,701

Leisure Goods/Activities/Movies — 5.5%
AMC Entertainment, Inc.
Term Loan, 3.66%, Maturing December 15, 2022	1,037	$1,047,244
Term Loan, 3.73%, Maturing December 15, 2023	250	252,375
Ancestry.com Operations, Inc.
Term Loan, 4.25%, Maturing October 19, 2023	1,040	1,050,329
Bombardier Recreational Products, Inc.
Term Loan, 4.04%, Maturing June 30, 2023	2,114	2,128,472
Bright Horizons Family Solutions, Inc.
Term Loan, 3.73%, Maturing November 7, 2023	706	714,654
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.15%, Maturing July 8, 2022	197	198,872
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing December 15, 2022	892	898,802
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.57%, Maturing February 1, 2024	325	325,261
Emerald Expositions Holding, Inc.
Term Loan, 4.90%, Maturing June 17, 2020	601	606,072
Lindblad Expeditions, Inc.
Term Loan, 5.82%, Maturing May 8, 2021	101	102,112
Term Loan, 5.82%, Maturing May 8, 2021	785	791,369
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing October 31, 2023	1,241	1,251,714
Match Group, Inc.
Term Loan, 4.10%, Maturing November 16, 2022	241	248,445
Nord Anglia Education Finance, LLC
Term Loan, 4.55%, Maturing March 31, 2021	804	812,578
Sabre GLBL, Inc.
Term Loan, 3.73%, Maturing February 22, 2024	479	483,115

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.25%, Maturing May 14, 2020	828	$824,530
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)	436	174,534
SRAM, LLC
Term Loan, 6.50%, Maturing March 15, 2024	955	959,758
Steinway Musical Instruments, Inc.
Term Loan, 4.79%, Maturing September 19, 2019	996	946,193
UFC Holdings, LLC
Term Loan, 4.25%, Maturing August 18, 2023	697	701,413
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing November 1, 2023	464	466,839

		$14,984,681

Lodging and Casinos — 3.9%
Amaya Holdings B.V.
Term Loan, 4.65%, Maturing August 1, 2021	2,134	$2,142,093
Term Loan - Second Lien, 8.15%, Maturing August 1, 2022	998	1,005,770
Boyd Gaming Corporation
Term Loan, Maturing September 15, 2023(4)	500	502,812
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(5)	563	654,841
CityCenter Holdings, LLC
Term Loan, 3.73%, Maturing October 16, 2020	310	314,395
Eldorado Resorts, LLC
Term Loan, Maturing March 13, 2024(4)	600	602,250
ESH Hospitality, Inc.
Term Loan, 3.48%, Maturing August 30, 2023	622	625,544
Four Seasons Holdings, Inc.
Term Loan, 4.15%, Maturing November 30, 2023	449	454,526
Gateway Casinos & Entertainment Limited
Term Loan, 4.80%, Maturing February 22, 2023	200	202,375
Golden Nugget, Inc.
Term Loan, 4.50%, Maturing November 21, 2019	59	60,157
Term Loan, 4.54%, Maturing November 21, 2019	138	140,366
Hilton Worldwide Finance, LLC
Term Loan, 2.98%, Maturing October 25, 2023	2,083	2,102,721
La Quinta Intermediate Holdings, LLC
Term Loan, 3.77%, Maturing April 14, 2021	471	474,839
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.48%, Maturing April 25, 2023	916	921,702
Playa Resorts Holding B.V.
Term Loan, 4.04%, Maturing August 9, 2019	241	242,155
Tropicana Entertainment, Inc.
Term Loan, 4.00%, Maturing November 27, 2020	169	170,353

		$10,616,899

Nonferrous Metals/Minerals — 1.7%
Alpha Natural Resources, LLC
Term Loan, 11.04%, Maturing July 25, 2019(3)	250	$257,296
Dynacast International, LLC
Term Loan, 4.40%, Maturing January 28, 2022	594	590,022

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Fairmount Santrol, Inc.
Term Loan, 4.65%, Maturing September 5, 2019	1,211	$1,189,867
Global Brass & Copper, Inc.
Term Loan, 5.25%, Maturing July 18, 2023	398	403,721
Murray Energy Corporation
Term Loan, 8.40%, Maturing April 16, 2020	947	919,094
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)	29	0
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(5)	505	82,587
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	131	131,559
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	1,025	1,030,125
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)	287	100,317

		$4,704,588

Oil and Gas — 3.8%
Ameriforge Group, Inc.
Term Loan, 0.00%, Maturing December 19, 2019(5)	1,369	$1,028,582
Bronco Midstream Funding, LLC
Term Loan, 5.06%, Maturing August 15, 2020	858	861,797
CITGO Holding, Inc.
Term Loan, 9.65%, Maturing May 12, 2018	393	399,135
CITGO Petroleum Corporation
Term Loan, 4.65%, Maturing July 29, 2021	463	467,177
Crestwood Holdings, LLC
Term Loan, 9.04%, Maturing June 19, 2019	650	649,290
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	513	496,169
Term Loan, 8.00%, Maturing August 31, 2020	275	260,104
Term Loan, 8.38%, Maturing September 30, 2020	363	316,203
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	487	355,180
MEG Energy Corp.
Term Loan, 4.54%, Maturing December 31, 2023	3,240	3,246,163
Paragon Offshore Finance Company
Term Loan, 5.75%, Maturing July 18, 2021	420	164,990
Seadrill Partners Finco, LLC
Term Loan, 4.15%, Maturing February 21, 2021	1,538	1,049,982
Sheridan Investment Partners II L.P.
Term Loan, 4.56%, Maturing December 16, 2020	17	14,055
Term Loan, 4.56%, Maturing December 16, 2020	45	37,687
Term Loan, 4.56%, Maturing December 16, 2020	325	270,919
Sheridan Production Partners I, LLC
Term Loan, 4.60%, Maturing October 1, 2019	58	50,490
Term Loan, 4.60%, Maturing October 1, 2019	95	82,660
Term Loan, 4.60%, Maturing October 1, 2019	716	623,813
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	28	24,772

		$10,399,168

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Publishing — 2.2%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020	171	$88,261
Ascend Learning, LLC
Term Loan, 5.52%, Maturing July 31, 2019	848	853,161
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	2,530	2,221,869
LSC Communications, Inc.
Term Loan, 7.00%, Maturing September 30, 2022	542	549,792
Merrill Communications, LLC
Term Loan, 6.29%, Maturing June 1, 2022	295	296,019
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021	809	817,297
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.50%, Maturing August 14, 2020	678	679,499
Tweddle Group, Inc.
Term Loan, 7.04%, Maturing October 24, 2022	395	393,025

		$5,898,923

Radio and Television — 4.5%
ALM Media Holdings, Inc.
Term Loan, 5.65%, Maturing July 31, 2020	211	$200,391
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	1,005	906,085
CBS Radio, Inc.
Term Loan, 4.50%, Maturing October 17, 2023	587	593,365
Term Loan, Maturing March 2, 2024(4)	250	251,927
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	2,045	1,534,188
Entercom Radio, LLC
Term Loan, 4.56%, Maturing November 1, 2023	453	456,345
Gray Television, Inc.
Term Loan, 3.33%, Maturing February 7, 2024	125	125,778
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022	285	284,861
iHeartCommunications, Inc.
Term Loan, 7.73%, Maturing January 30, 2019	1,066	920,554
Term Loan, 8.48%, Maturing July 30, 2019	182	156,172
Mission Broadcasting, Inc.
Term Loan, 3.94%, Maturing January 17, 2024	162	163,483
Nexstar Broadcasting, Inc.
Term Loan, 3.94%, Maturing January 17, 2024	1,675	1,686,268
Raycom TV Broadcasting, LLC
Term Loan, 3.98%, Maturing August 4, 2021	426	425,055
Sinclair Television Group, Inc.
Term Loan, 3.24%, Maturing January 3, 2024	264	265,336
Univision Communications, Inc.
Term Loan, 3.75%, Maturing March 15, 2024	4,161	4,136,738

		$12,106,546

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Retailers (Except Food and Drug) — 6.5%
Bass Pro Group, LLC
Term Loan, 4.10%, Maturing June 5, 2020	1,134	$1,118,286
Term Loan, 6.15%, Maturing December 16, 2023	625	603,646
BJ’s Wholesale Club, Inc.
Term Loan, 4.75%, Maturing February 3, 2024	475	465,500
CDW, LLC
Term Loan, 3.15%, Maturing August 17, 2023	2,641	2,657,805
Coinamatic Canada, Inc.
Term Loan, 4.25%, Maturing May 14, 2022	22	21,977
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019	1,006	824,846
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019	1,078	958,149
Harbor Freight Tools USA, Inc.
Term Loan, 4.23%, Maturing August 19, 2023	794	794,411
J. Crew Group, Inc.
Term Loan, 4.08%, Maturing March 5, 2021	1,435	880,319
Men’s Wearhouse, Inc. (The)
Term Loan, 4.53%, Maturing June 18, 2021	691	664,173
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 30, 2023	1,376	1,373,490
Neiman Marcus Group Ltd., LLC
Term Loan, 4.25%, Maturing October 25, 2020	1,266	1,022,143
Party City Holdings, Inc.
Term Loan, 3.87%, Maturing August 19, 2022	1,207	1,205,553
PetSmart, Inc.
Term Loan, 4.02%, Maturing March 11, 2022	2,009	1,926,511
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021	1,053	1,036,015
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	243	235,831
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	1,190	1,148,705
Vivid Seats Ltd.
Term Loan, 6.75%, Maturing October 7, 2022	450	452,813
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018	186	182,307

		$17,572,480

Steel — 0.5%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	703	$707,296
Neenah Foundry Company
Term Loan, 7.75%, Maturing April 26, 2019	165	164,323
Zekelman Industries, Inc.
Term Loan, 4.91%, Maturing June 14, 2021	347	352,408

		$1,224,027

Surface Transport — 0.6%
Hertz Corporation (The)
Term Loan, 3.74%, Maturing June 30, 2023	496	$497,762
Kenan Advantage Group, Inc.
Term Loan, 4.00%, Maturing July 31, 2022	55	55,051
Term Loan, 4.00%, Maturing July 31, 2022	181	181,028

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value
PODS, LLC
Term Loan, 4.25%, Maturing February 2, 2022		175	$175,790
Stena International S.a.r.l.
Term Loan, 4.15%, Maturing March 3, 2021		728	677,029

			$1,586,660

Telecommunications — 5.1%
Colorado Buyer, Inc.
Term Loan, Maturing March 28, 2024(4)		400	$403,098
Consolidated Communications, Inc.
Term Loan, 4.00%, Maturing October 4, 2023		199	200,443
Term Loan, Maturing October 5, 2023(4)		325	326,991
eircom Finco S.a.r.l.
Term Loan, Maturing March 14, 2024(4)	EUR	1,000	1,065,561
Global Eagle Entertainment, Inc.
Term Loan, 7.32%, Maturing January 6, 2023		575	542,656
Intelsat Jackson Holdings S.A.
Term Loan, 3.89%, Maturing June 30, 2019		3,700	3,649,125
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021		1,054	985,023
Onvoy, LLC
Term Loan, 5.65%, Maturing February 10, 2024		850	851,594
Sprint Communications, Inc.
Term Loan, 3.50%, Maturing February 2, 2024		1,675	1,677,442
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019		982	908,198
Term Loan, 4.04%, Maturing April 23, 2019		890	823,228
Telesat Canada
Term Loan, 4.15%, Maturing November 17, 2023		2,338	2,360,478

			$13,793,837

Utilities — 3.3%
Calpine Construction Finance Company L.P.
Term Loan, 3.23%, Maturing May 3, 2020		505	$507,366
Term Loan, 3.48%, Maturing January 31, 2022		193	192,399
Calpine Corporation
Term Loan, 2.74%, Maturing November 30, 2017		309	309,767
Term Loan, 2.74%, Maturing December 26, 2019		225	225,402
Term Loan, 3.90%, Maturing January 15, 2024		1,523	1,531,204
Dayton Power & Light Company (The)
Term Loan, 4.24%, Maturing August 24, 2022		274	276,196
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.30%, Maturing June 30, 2017		850	850,708
Granite Acquisition, Inc.
Term Loan, 5.15%, Maturing December 19, 2021		54	54,295
Term Loan, 5.15%, Maturing December 19, 2021		1,194	1,206,222
Helix Gen Funding, LLC
Term Loan, Maturing February 23, 2024(4)		450	456,891
Invenergy Thermal Operating I, LLC
Term Loan, 6.65%, Maturing October 19, 2022		96	93,505
Lightstone Generation, LLC
Term Loan, 5.54%, Maturing January 30, 2024		45	45,276
Term Loan, 5.54%, Maturing January 30, 2024		728	733,891

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Lonestar Generation, LLC
Term Loan, 5.30%, Maturing February 22, 2021	562	$536,753
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	1,351	1,141,542
TPF II Power, LLC
Term Loan, 5.00%, Maturing October 2, 2023	629	634,711

		$8,796,128

Total Senior Floating-Rate Loans (identified cost $380,368,934)		$374,805,860

Corporate Bonds & Notes — 7.7%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.1%
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(7)	30	$30,000
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(7)	5	5,237
Orbital ATK, Inc.
5.25%, 10/1/21	20	20,725
TransDigm, Inc.
6.00%, 7/15/22	30	30,468
6.50%, 7/15/24	30	30,450

		$116,880

Automotive — 0.0%(8)
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	10	$10,153
General Motors Financial Co., Inc.
4.75%, 8/15/17	40	40,438
3.25%, 5/15/18	5	5,070

		$55,661

Brokerage/Securities Dealers/Investment Houses — 0.0%(8)
Alliance Data Systems Corp.
6.375%, 4/1/20(7)	30	$30,638

		$30,638

Building and Development — 0.1%
Builders FirstSource, Inc.
10.75%, 8/15/23(7)	8	$9,340
Greystar Real Estate Partners, LLC
8.25%, 12/1/22(7)	20	21,675
HD Supply, Inc.
5.25%, 12/15/21(7)	15	15,825
Hillman Group, Inc. (The)
6.375%, 7/15/22(7)	30	28,767

Security	Principal Amount* (000’s omitted)	Value
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(7)	50	$53,500
Standard Industries, Inc.
6.00%, 10/15/25(7)	30	31,125
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
4.375%, 6/15/19	20	20,550
5.875%, 6/15/24	25	25,875
USG Corp.
5.50%, 3/1/25(7)	5	5,219

		$211,876

Business Equipment and Services — 0.1%
First Data Corp.
7.00%, 12/1/23(7)	65	$69,875
5.00%, 1/15/24(7)	10	10,212
FTI Consulting, Inc.
6.00%, 11/15/22	20	20,775
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	20	21,950
United Rentals North America, Inc.
7.625%, 4/15/22	5	5,216
6.125%, 6/15/23	5	5,244

		$133,272

Cable and Satellite Television — 0.2%
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22	80	$83,200
5.75%, 1/15/24	5	5,212
5.375%, 5/1/25(7)	40	41,150
5.75%, 2/15/26(7)	20	21,050
CSC Holdings, LLC
8.625%, 2/15/19	5	5,500
5.25%, 6/1/24	5	4,994
DISH DBS Corp.
6.75%, 6/1/21	50	54,094
5.875%, 7/15/22	15	15,797
IAC/InterActiveCorp
4.875%, 11/30/18	16	16,228
Virgin Media Secured Finance PLC
5.50%, 1/15/25(7)	275	281,531

		$528,756

Chemicals and Plastics — 0.8%
Hexion, Inc.
6.625%, 4/15/20	2,225	$2,052,562
Platform Specialty Products Corp.
10.375%, 5/1/21(7)	5	5,575
6.50%, 2/1/22(7)	25	26,062
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/23	5	5,338
Tronox Finance, LLC
6.375%, 8/15/20	50	50,437
7.50%, 3/15/22(7)	10	10,350

Security	Principal Amount* (000’s omitted)	Value
W.R. Grace & Co.
5.125%, 10/1/21(7)	15	$15,788
5.625%, 10/1/24(7)	5	5,288

		$2,171,400

Commercial Services — 0.0%(8)
CEB, Inc.
5.625%, 6/15/23(7)	10	$10,888

		$10,888

Conglomerates — 0.0%(8)
Spectrum Brands, Inc.
6.625%, 11/15/22	20	$21,175
5.75%, 7/15/25	30	31,875
TMS International Corp.
7.625%, 10/15/21(7)	25	25,312

		$78,362

Consumer Products — 0.0%(8)
Central Garden & Pet Co.
6.125%, 11/15/23	25	$26,500
HRG Group, Inc.
7.875%, 7/15/19	55	56,939

		$83,439

Containers and Glass Products — 0.9%
Berry Plastics Corp.
6.00%, 10/15/22	10	$10,613
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(7)	15	15,900
6.375%, 8/15/25(7)	5	5,353
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20	1,975	2,034,270
4.523%, 7/15/21(7)(9)	450	461,533

		$2,527,669

Distribution & Wholesale — 0.0%(8)
American Tire Distributors, Inc.
10.25%, 3/1/22(7)	30	$30,675

		$30,675

Drugs — 0.4%
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(7)	45	$47,137
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC
4.875%, 4/15/20(7)	15	15,094
5.625%, 10/15/23(7)	5	4,775
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(7)	25	22,750
7.50%, 7/15/21(7)	25	22,000
5.625%, 12/1/21(7)	10	8,100
6.50%, 3/15/22(7)	404	416,625

Security	Principal Amount* (000’s omitted)	Value
5.875%, 5/15/23(7)	30	$23,437
7.00%, 3/15/24(7)	525	540,094
6.125%, 4/15/25(7)	5	3,869

		$1,103,881

Ecological Services and Equipment — 0.0%(8)
Clean Harbors, Inc.
5.25%, 8/1/20	25	$25,450
5.125%, 6/1/21	30	30,638
Covanta Holding Corp.
5.875%, 3/1/24	10	10,175

		$66,263

Electric Utilities — 0.0%(8)
NRG Yield Operating, LLC
5.375%, 8/15/24	10	$10,200
5.00%, 9/15/26(7)	15	14,663

		$24,863

Electronics/Electrical — 0.3%
Anixter, Inc.
5.50%, 3/1/23	20	$20,825
Infor (US), Inc.
5.75%, 8/15/20(7)	10	10,435
6.50%, 5/15/22	25	25,815
Nuance Communications, Inc.
5.375%, 8/15/20(7)	8	8,140
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23	25	26,562
Western Digital Corp.
7.375%, 4/1/23(7)	675	741,656
Zebra Technologies Corp.
7.25%, 10/15/22	45	48,769

		$882,202

Equipment Leasing — 0.1%
International Lease Finance Corp.
7.125%, 9/1/18(7)	175	$187,084

		$187,084

Financial Intermediaries — 0.1%
CIT Group, Inc.
5.50%, 2/15/19(7)	25	$26,344
5.375%, 5/15/20	5	5,341
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.00%, ,8/1/20	15	15,525
JPMorgan Chase & Co.
Series S, 6.75% to 2/1/24 (10)(11)	35	38,631
Navient Corp.
5.50%, 1/15/19	45	46,732
5.00%, 10/26/20	10	10,000

		$142,573

Security		Principal Amount* (000’s omitted)	Value
Financial Services — 0.0%(8)
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(7)		10	$11,472

			$11,472

Food Products — 0.4%
Dean Foods Co.
6.50%, 3/15/23(7)		20	$20,900
Iceland Bondco PLC
4.607%, 7/15/20(7)(9)	GBP	750	944,280
Post Holdings, Inc.
6.00%, 12/15/22(7)		15	15,844
7.75%, 3/15/24(7)		15	16,616
8.00%, 7/15/25(7)		5	5,637
WhiteWave Foods Co. (The)
5.375%, 10/1/22		10	10,900

			$1,014,177

Food Service — 0.0%(8)
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(7)		25	$25,656
6.00%, 4/1/22(7)		50	52,000
Yum! Brands, Inc.
5.30%, 9/15/19		5	5,294
3.75%, 11/1/21		10	10,137

			$93,087

Food/Drug Retailers — 0.0%(8)
Rite Aid Corp.
6.125%, 4/1/23(7)		50	$49,750

			$49,750

Health Care — 1.0%
Alere, Inc.
7.25%, 7/1/18		5	$5,066
6.50%, 6/15/20		15	15,188
6.375%, 7/1/23(7)		30	30,637
Centene Corp.
4.75%, 5/15/22		10	10,325
CHS/Community Health Systems, Inc.
7.125%, 7/15/20		65	59,800
6.25%, 3/31/23		725	742,219
Envision Healthcare Corp.
5.625%, 7/15/22		20	20,575
HCA Holdings, Inc.
6.25%, 2/15/21		40	43,275
HCA, Inc.
6.50%, 2/15/20		10	10,969
5.875%, 2/15/26		10	10,584
Hologic, Inc.
5.25%, 7/15/22(7)		30	31,575

Security	Principal Amount* (000’s omitted)	Value
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.50%, 10/1/24(7)	15	$15,506
Opal Acquisition, Inc.
8.875%, 12/15/21(7)	20	17,500
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(7)	1,125	1,206,000
Surgical Care Affiliates, Inc.
6.00%, 4/1/23(7)	15	16,162
Teleflex, Inc.
5.25%, 6/15/24	10	10,250
Tenet Healthcare Corp.
6.00%, 10/1/20	20	21,200
4.375%, 10/1/21	300	301,500
8.125%, 4/1/22	40	41,900
6.75%, 6/15/23	10	9,850
WellCare Health Plans, Inc.
5.75%, 11/15/20	45	46,309

		$2,666,390

Home Furnishings — 0.0%(8)
Tempur Sealy International, Inc.
5.625%, 10/15/23	15	$15,150

		$15,150

Industrial Equipment — 0.0%
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(5)(12)	26	$0

		$0

Insurance — 0.0%(8)
Alliant Holdings Intermediate, LLC
8.25%, 8/1/23(7)	20	$21,037
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19(7)(13)	20	20,100
Hub International, Ltd.
7.875%, 10/1/21(7)	25	26,125
USI, Inc.
7.75%, 1/15/21(7)	40	40,725

		$107,987

Internet Software & Services — 0.0%(8)
Netflix, Inc.
5.50%, 2/15/22	20	$21,350
5.875%, 2/15/25	20	21,550
Riverbed Technology, Inc.
8.875%, 3/1/23(7)	15	15,413

		$58,313

Leisure Goods/Activities/Movies — 0.2%
National CineMedia, LLC
6.00%, 4/15/22	380	$392,350

Security	Principal Amount* (000’s omitted)	Value
NCL Corp., Ltd.
4.625%, 11/15/20(7)	20	$20,525
Regal Entertainment Group
5.75%, 3/15/22	15	15,694
Royal Caribbean Cruises, Ltd.
7.25%, 3/15/18	20	21,000
Sabre GLBL, Inc.
5.375%, 4/15/23(7)	10	10,275
5.25%, 11/15/23(7)	20	20,550
Viking Cruises, Ltd.
8.50%, 10/15/22(7)	35	36,443
6.25%, 5/15/25(7)	20	19,200

		$536,037

Lodging and Casinos — 0.9%
Buffalo Thunder Development Authority
11.00%, 12/9/22(7)	124	$51,307
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(5)	1,057	1,229,180
9.00%, 2/15/20(5)	811	946,335
ESH Hospitality, Inc.
5.25%, 5/1/25(7)	15	15,159
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20	35	36,810
MGM Resorts International
6.625%, 12/15/21	40	44,400
7.75%, 3/15/22	15	17,334
6.00%, 3/15/23	25	26,969
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	15	15,300
Station Casinos, LLC
7.50%, 3/1/21	20	20,850
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(5)(7)	165	61,875

		$2,465,519

Nonferrous Metals/Minerals — 0.1%
Eldorado Gold Corp.
6.125%, 12/15/20(7)	55	$56,650
Imperial Metals Corp.
7.00%, 3/15/19(7)	10	9,525
New Gold, Inc.
6.25%, 11/15/22(7)	35	35,262
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20	20	20,300

		$121,737

Oil and Gas — 0.5%
Antero Resources Corp.
5.375%, 11/1/21	40	$41,234
5.625%, 6/1/23	15	15,413
Blue Racer Midstream, LLC/Blue Racer Finance Corp.
6.125%, 11/15/22(7)	10	10,175

Security	Principal Amount* (000’s omitted)	Value
Bonanza Creek Energy, Inc.
6.75%, 4/15/21(5)	25	$20,000
Canbriam Energy, Inc.
9.75%, 11/15/19(7)	10	10,525
CITGO Petroleum Corp.
6.25%, 8/15/22(7)	325	330,687
Concho Resources, Inc.
5.50%, 4/1/23	105	108,874
CrownRock, L.P./CrownRock Finance, Inc.
7.125%, 4/15/21(7)	35	36,269
7.75%, 2/15/23(7)	30	31,950
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	65	65,812
Denbury Resources, Inc.
5.50%, 5/1/22	5	3,925
Endeavor Energy Resources, L.P./EER Finance, Inc.
7.00%, 8/15/21(7)	40	42,000
8.125%, 9/15/23(7)	10	10,675
Energy Transfer Equity, L.P.
5.875%, 1/15/24	25	26,687
Gulfport Energy Corp.
6.625%, 5/1/23	30	30,487
Matador Resources Co.
6.875%, 4/15/23	20	21,000
Newfield Exploration Co.
5.625%, 7/1/24	65	68,819
PBF Holding Co., LLC/PBF Finance Corp.
8.25%, 2/15/20	8	8,180
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	20	20,350
RSP Permian, Inc.
6.625%, 10/1/22	40	42,300
Seven Generations Energy, Ltd.
8.25%, 5/15/20(7)	65	68,250
6.75%, 5/1/23(7)	25	26,250
6.875%, 6/30/23(7)	15	15,750
SM Energy Co.
6.125%, 11/15/22	10	10,125
6.50%, 1/1/23	45	45,900
Sunoco, L.P./Sunoco Finance Corp.
6.375%, 4/1/23	15	15,300
Tesoro Corp.
5.375%, 10/1/22	50	52,000
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp.
5.50%, 10/15/19	5	5,300
6.25%, 10/15/22	15	15,919
Triangle USA Petroleum Corp.
6.75%, 7/15/22(5)(7)	15	4,425
Williams Cos., Inc. (The)
4.55%, 6/24/24	5	5,063
Williams Partners, L.P./ACMP Finance Corp.
4.875%, 3/15/24	5	5,148

		$1,214,792

Security	Principal Amount* (000’s omitted)	Value
Publishing — 0.0%(8)
Laureate Education, Inc.
9.25%, 9/1/19(7)	20	$20,850
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, 8/1/19(7)(13)	5	5,025
Tribune Media Co.
5.875%, 7/15/22	20	20,950

		$46,825

Radio and Television — 0.4%
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	25	$25,500
Series B, 6.50%, 11/15/22	50	52,156
iHeartCommunications, Inc.
9.00%, 12/15/19	451	385,041
11.25%, 3/1/21	20	15,850
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(7)	15	15,619
Sirius XM Radio, Inc.
6.00%, 7/15/24(7)	40	43,000
Univision Communications, Inc.
6.75%, 9/15/22(7)	384	404,252
5.125%, 5/15/23(7)	15	15,000

		$956,418

Real Estate Investment Trusts (REITs) — 0.0%(8)
Communications Sales & Leasing, Inc./CSL Capital, LLC
8.25%, 10/15/23	5	$5,300

		$5,300

Retailers (Except Food and Drug) — 0.3%
Dollar Tree, Inc.
5.25%, 3/1/20	20	$20,629
5.75%, 3/1/23	50	53,500
Fresh Market, Inc. (The)
9.75%, 5/1/23(7)	575	465,750
Hot Topic, Inc.
9.25%, 6/15/21(7)	50	48,750
L Brands, Inc.
6.875%, 11/1/35	20	19,400
Michaels Stores, Inc.
5.875%, 12/15/20(7)	20	20,588
Murphy Oil USA, Inc.
6.00%, 8/15/23	60	63,150
Party City Holdings, Inc.
6.125%, 8/15/23(7)	25	25,438
PetSmart, Inc.
7.125%, 3/15/23(7)	10	9,525
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	30	31,012

Security	Principal Amount* (000’s omitted)	Value
Vista Outdoor, Inc.
5.875%, 10/1/23	20	$19,550

		$777,292

Road & Rail — 0.0%(8)
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(7)	20	$20,400

		$20,400

Software and Services — 0.0%(8)
IHS Markit, Ltd.
5.00%, 11/1/22(7)	25	$26,312
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, 5/1/21(7)(13)	25	25,688

		$52,000

Steel — 0.0%(8)
ArcelorMittal
7.00%, 2/25/22	10	$11,424

		$11,424

Surface Transport — 0.0%(8)
Hertz Corp. (The)
6.25%, 10/15/22	20	$19,100
XPO Logistics, Inc.
6.50%, 6/15/22(7)	30	31,613

		$50,713

Technology — 0.0%(8)
Micron Technology, Inc.
5.25%, 8/1/23(7)	5	$5,150
5.625%, 1/15/26(7)	10	10,550

		$15,700

Telecommunications — 0.6%
Avaya, Inc.
9.00%, 4/1/19(5)(7)	20	$15,850
CenturyLink, Inc.
6.75%, 12/1/23	15	15,694
CommScope Technologies Finance, LLC
6.00%, 6/15/25(7)	20	21,050
Frontier Communications Corp.
6.25%, 9/15/21	10	9,350
10.50%, 9/15/22	15	15,262
7.625%, 4/15/24	10	8,645
6.875%, 1/15/25	20	16,650
11.00%, 9/15/25	10	9,744
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20	45	41,231
7.50%, 4/1/21	5	4,531
5.50%, 8/1/23	15	12,394

Security		Principal Amount* (000’s omitted)	Value
Level 3 Financing, Inc.
5.375%, 1/15/24		10	$10,263
Sprint Communications, Inc.
7.00%, 8/15/20		345	371,306
6.00%, 11/15/22		5	5,125
Sprint Corp.
7.25%, 9/15/21		25	27,055
7.875%, 9/15/23		110	122,100
7.625%, 2/15/25		15	16,425
T-Mobile USA, Inc.
6.633%, 4/28/21		20	20,720
6.731%, 4/28/22		5	5,194
6.625%, 4/1/23		20	21,394
6.375%, 3/1/25		15	16,200
6.50%, 1/15/26		45	49,387
Wind Acquisition Finance S.A.
4.922%, 4/30/19(7)(9)	EUR	250	271,295
6.50%, 4/30/20(7)		225	233,156
3.673%, 7/15/20(7)(9)	EUR	225	241,230

			$1,581,251

Utilities — 0.2%
AES Corp. (The)
5.50%, 3/15/24		10	$10,200
Calpine Corp.
5.375%, 1/15/23		20	20,350
5.25%, 6/1/26(7)		500	510,000
Dynegy, Inc.
6.75%, 11/1/19		20	20,650
7.375%, 11/1/22		15	14,925
7.625%, 11/1/24		20	19,175

			$595,300

Total Corporate Bonds & Notes (identified cost $21,013,973)			$20,853,416

Asset-Backed Securities — 5.3%

Security		Principal Amount (000’s omitted)	Value
ALM Loan Funding, Ltd.
Series 2015-16A, Class D, 6.373%, 7/15/27(7)(9)		$500	$491,919
Apidos CLO XIX
Series 2014-19A, Class E, 6.473%, 10/17/26(7)(9)		1,000	997,475
Apidos CLO XVII
Series 2014-17A, Class C, 4.323%, 4/17/26(7)(9)		500	498,562
Series 2014-17A, Class D, 5.773%, 4/17/26(7)(9)		500	486,772
Apidos CLO XXI
Series 2015-21A, Class D, 6.574%, 7/18/27(7)(9)		500	497,401
Ares CLO, Ltd.
Series 2014-32A, Class D, 6.739%, 11/15/25(7)(9)		1,000	1,004,718

Security	Principal Amount (000’s omitted)	Value
Series 2015-2A, Class E2, 6.239%, 7/29/26(7)(9)	500	$485,068
Babson CLO, Ltd.
Series 2013-IA, Class D, 4.53%, 4/20/25(7)(9)	175	175,293
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 6.123%, 7/15/26(7)(9)	300	298,136
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR, 8.472%, 10/14/28(7)(9)	600	612,543
Series 2014-4A, Class E, 6.223%, 10/15/26(7)(9)	1,000	991,386
Series 2015-5A, Class D, 7.13%, 1/20/28(7)(9)	500	503,740
Cumberland Park CLO, Ltd.
Series 2015-2A, Class E, 6.03%, 7/20/26(7)(9)	1,000	961,389
Dryden XL Senior Loan Fund
Series 2015-40A, Class E, 6.989%, 8/15/28(7)(9)	500	500,314
Dryden XXVIII Senior Loan Fund
Series 2013-28A, Class B2L, 4.939%, 8/15/25(7)(9)	215	201,943
Galaxy CLO, Ltd.
Series 2015-21A, Class E1, 6.63%, 1/20/28(7)(9)	500	494,798
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class E, 6.784%, 5/5/27(7)(9)	1,000	967,324
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 4.53%, 4/20/25(7)(9)	200	199,602
Oak Hill Credit Partners XI, Ltd.
Series 2015-11A, Class E, 7.73%, 10/20/28(7)(9)	500	506,175
Octagon Investment Partners XVI, Ltd.
Series 2013-1A, Class E, 5.523%, 7/17/25(7)(9)	550	532,037
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class E2, 7.523%, 7/15/27(7)(9)	1,000	1,000,501
Palmer Square CLO, Ltd.
Series 2015-2A, Class D, 6.48%, 7/20/27(7)(9)	600	592,577
Recette CLO, LLC
Series 2015-1A, Class E, 6.73%, 10/20/27(7)(9)	500	497,898
Westcott Park CLO, Ltd.
Series 2016-1A, Class E, 8.23%, 7/20/28(7)(9)	800	815,821

Total Asset-Backed Securities (identified cost $13,616,438)		$14,313,392

Common Stocks — 1.3%

Security	Shares	Value
Aerospace and Defense — 0.2%
IAP Global Services, LLC(3)(12)(14)	29	$455,898

		$455,898

Automotive — 0.1%
Dayco Products, LLC(3)(12)(14)	10,159	$335,247

		$335,247

Business Equipment and Services — 0.2%
Education Management Corp.(3)(12)(14)	1,612,262	$0
RCS Capital Corp.(3)(12)(14)	27,470	425,785

		$425,785

Security	Shares	Value
Health Care — 0.0%(8)
New Millennium Holdco, Inc.(12)(14)	35,156	$43,945

		$43,945

Lodging and Casinos — 0.3%
Tropicana Entertainment, Inc.(12)(14)	25,430	$813,760

		$813,760

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(12)(14)	352	$0

		$0

Oil and Gas — 0.1%
Samson Resources II, LLC, Class A(12)(14)	22,051	$363,842
Seventy Seven Energy, Inc.(12)(14)	15	641
Southcross Holdings Group, LLC(3)(12)(14)	30	0
Southcross Holdings L.P., Class A(12)(14)	30	13,125

		$377,608

Publishing — 0.4%
ION Media Networks, Inc.(3)(12)	2,155	$834,545
MediaNews Group, Inc.(3)(12)(14)	5,771	207,128
Nelson Education, Ltd.(3)(12)(14)	27,293	0

		$1,041,673

Total Common Stocks (identified cost $1,506,768)		$3,493,916

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1(3)(12)(14)	1,793	$0

Total Convertible Preferred Stocks (identified cost $126,544)		$0

Closed-End Funds — 2.2%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	49,400	$715,806
Invesco Senior Income Trust	238,872	1,105,977
Nuveen Credit Strategies Income Fund	180,539	1,568,884
Nuveen Floating Rate Income Fund	73,198	842,509
Nuveen Floating Rate Income Opportunity Fund	51,054	599,885
Voya Prime Rate Trust	196,084	1,060,814

Total Closed-End Funds (identified cost $6,015,228)		$5,893,875

Warrants — 0.0%(8)

Security	Shares	Value
Oil and Gas — 0.0%(8)
Seventy Seven Energy, Inc., Expires 8/1/21 (12)(14)	86	$1,376

Total Warrants (identified cost $6,176)		$1,376

Miscellaneous — 0.0%(8)

Security	Principal Amount/ Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings, LLC(3)(14)	200,340	$0

		$0

Lodging and Casinos — 0.0%(8)
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(7)(14)	$54,825	$27

		$27

Oil and Gas — 0.0%
SemGroup Corp., Escrow Certificate(3)(14)	290,000	$0

		$0

Total Miscellaneous (identified cost $0)		$27

Short-Term Investments — 1.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.01%(15)	2,721,128	$2,721,673

Total Short-Term Investments (identified cost $2,721,673)		$2,721,673

Total Investments — 155.9% (identified cost $425,375,734)		$422,083,535

Less Unfunded Loan Commitments — (0.6)%		$(1,719,885)

Net Investments — 155.3% (identified cost $423,655,849)		$420,363,650

Other Assets, Less Liabilities — (32.5)%		$(88,038,059)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (22.8)%		$(61,602,408)

Net Assets Applicable to Common Shares — 100.0%		$270,723,183

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	This Senior Loan will settle after March 31, 2017, at which time the interest rate will be determined.

(5)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Includes Staunton Luxco S.C.A. ordinary shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2017, the aggregate value of these securities is $23,666,243 or 8.7% of the Trust’s net assets applicable to common shares.

(8)	Amount is less than 0.05%.

(9)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2017.

(10)	Security converts to floating rate after the indicated fixed-rate coupon period.

(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(14)	Non-income producing security.

(15)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2017 was $32,331.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
GBP	1,366,091	USD	1,710,756	HSBC Bank USA, N.A.	4/28/17	$1,780	$—
USD	2,614,500	EUR	2,434,956	Goldman Sachs International	4/28/17	14,095	—
USD	431,094	EUR	399,000	State Street Bank and Trust Company	4/28/17	4,983	—
USD	2,291,081	GBP	1,821,354	State Street Bank and Trust Company	4/28/17	7,826	—
USD	1,290,382	CAD	1,689,064	HSBC Bank USA, N.A.	5/31/17	19,297	—
USD	2,125,108	EUR	1,999,114	State Street Bank and Trust Company	5/31/17	—	(13,106)
USD	1,070,265	EUR	1,000,000	State Street Bank and Trust Company	5/31/17	684	—
USD	3,606,111	EUR	3,334,740	HSBC Bank USA, N.A.	6/30/17	33,784	—
USD	1,690,220	GBP	1,355,755	Goldman Sachs International	6/30/17	—	(12,006)

						$82,449	$(25,112)

Abbreviations:

DIP	-	Debtor in Possession

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At March 31, 2017, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At March 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $82,449 and $25,112, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at March 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$423,741,885

Gross unrealized appreciation	$6,659,597
Gross unrealized depreciation	(10,037,832)

Net unrealized depreciation	$(3,378,235)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2017, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$371,890,038	$1,195,937	$373,085,975
Corporate Bonds & Notes	—	20,853,416	0	20,853,416
Asset-Backed Securities	—	14,313,392	—	14,313,392
Common Stocks	814,401	420,912	2,258,603	3,493,916
Convertible Preferred Stocks	—	—	0	0
Closed-End Funds	5,893,875	—	—	5,893,875
Warrants	—	1,376	—	1,376
Miscellaneous	—	27	0	27
Short-Term Investments	—	2,721,673	—	2,721,673
Total Investments	$6,708,276	$410,200,834	$3,454,540	$420,363,650
Forward Foreign Currency Exchange Contracts	$—	$82,449	$—	$82,449
Total	$6,708,276	$410,283,283	$3,454,540	$420,446,099

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(25,112)	$—	$(25,112)
Total	$—	$(25,112)	$—	$(25,112)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2017 is not presented. At March 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 23, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2017